Subsidiaries (Details)				12 Months Ended
	Jun. 23, 2023	Sep. 27, 2022	Sep. 26, 2022	Dec. 31, 2023
Allied World Assurance Company Holdings, Ltd (Allied World)
Subsidiaries
Equity ownership percentage	83.40%	82.90%	70.90%	83.40%
U.S. Run-off | TIG Insurance Company (TIG Insurance)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | Gulf Insurance Group K.S.C.P. (Gulf Insurance)
Subsidiaries
Equity ownership percentage				90.00%
Property and Casualty Insurance and Reinsurance | North American Insurers | Northbridge Financial Corporation (Northbridge)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | North American Insurers | Crum & Forster Holdings Corp. (Crum & Forster)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | North American Insurers | Zenith National Insurance Corp. (Zenith National)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Odyssey Group Holdings, Inc. (Odyssey Group)
Subsidiaries
Equity ownership percentage				90.00%
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Brit Limited (Brit)
Subsidiaries
Equity ownership percentage				86.20%
Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers | Allied World Assurance Company Holdings, Ltd (Allied World)
Subsidiaries
Equity ownership percentage				83.40%
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Bryte Insurance Company Ltd (Bryte Insurance)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers | Eurolife FFH General Insurance Single Member S.A. (Eurolife General)
Subsidiaries
Equity ownership percentage				80.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | Polskie Towarzystwo Reasekuracji Spolka Akcyjna (Polish Re)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | Colonnade Insurance S.A. (Colonnade Insurance)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | FFH Ukraine Holdings (Fairfax Ukraine)
Subsidiaries
Equity ownership percentage				70.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | ARX Insurance Company (ARX Insurance)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Central and Eastern Europe | Private Joint Stock Company Insurance Company Universalna (Universalna)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | Fairfax Brasil Seguros Corporativos S.A. (Fairfax Brasil)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | La Meridional Compania Argentina de Seguros S.A. (La Meridional Argentina)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | SBS Seguros Colombia S.A. (Southbridge Colombia)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | SBI Seguros Uruguay S.A. (Southbridge Uruguay)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Latin America | Southbridge Compania de Seguros Generales S.A. (Southbridge Chile)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | Group Re | CRC Reinsurance Limited (CRC Re)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | Group Re | Wentworth Insurance Company Ltd. (Wentworth)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | Group Re | Connemara Reinsurance Company Ltd. (Connemara)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Falcon Insurance Company (Hong Kong) Limited (Falcon)
Subsidiaries
Equity ownership percentage				100.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | The Pacific Insurance Berhad (Pacific Insurance)
Subsidiaries
Equity ownership percentage				85.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | PT Asuransi Multi Artha Guna Tbk (AMAG Insurance)
Subsidiaries
Equity ownership percentage				80.30%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Fairfirst Insurance Limited (Fairfirst Insurance)
Subsidiaries
Equity ownership percentage				78.00%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Falcon Insurance Public Company Limited (Falcon Thailand) [Member]
Subsidiaries
Equity ownership percentage				96.70%
Property and Casualty Insurance and Reinsurance | Fairfax Asia | Singapore Reinsurance Corporation Limited (Singapore Re)
Subsidiaries
Equity ownership percentage				100.00%
Life insurance and Run-off | Eurolife FFH Life Insurance Group Holdings S.A. (Eurolife)
Subsidiaries
Equity ownership percentage				80.00%
Investment management | Hamblin Watsa Investment Counsel Ltd. (Hamblin Watsa)
Subsidiaries
Equity ownership percentage				100.00%
Non-insurance companies | Restaurants and retail | Recipe Unlimited Corporation (Recipe)
Subsidiaries
Equity ownership percentage				84.00%
Non-insurance companies | Restaurants and retail | Sporting Life Group Limited
Subsidiaries
Equity ownership percentage				88.50%
Non-insurance companies | Fairfax India | Fairfax India Holdings Corporation (Fairfax India)
Subsidiaries
Equity ownership percentage				42.50%
Proportion of voting rights held				95.20%
Non-insurance companies | Thomas Cook India | Thomas Cook (India) Limited (Thomas Cook India)
Subsidiaries
Equity ownership percentage				64.60%
Non-insurance companies | Other | AGT Food and Ingredients Inc. (AGT)
Subsidiaries
Equity ownership percentage				59.60%
Non-insurance companies | Other | Dexterra Group Inc. (Dexterra Group)
Subsidiaries
Equity ownership percentage				49.30%
Non-insurance companies | Other | Boat Rocker Media Inc. (Boat Rocker)
Subsidiaries
Equity ownership percentage				44.90%
Proportion of voting rights held				56.10%
Non-insurance companies | Other | Farmers Edge Inc. (Farmers Edge)
Subsidiaries
Equity ownership percentage				61.20%
Non-insurance companies | Other | Grivalia Hospitality
Subsidiaries
Equity ownership percentage				85.20%
Thomas Cook (India) Limited (Thomas Cook India) | Sterling Holiday Resorts Limited (Sterling Resorts)
Subsidiaries
Equity ownership percentage				64.60%
Proportion of voting rights held				100.00%